ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2014
ACQUISITION [Abstract]
Schedule of Purchase Price Information
Purchase Price
Cash	$ 9,000,000
Stock	2,219,839
Working capital adjustment	2,428,871

Total purchase price	$ 13,648,710

Purchase Price Allocation
Cash	$ 2,797,327
Accounts receivable	2,291,169
Net assets	5,003,667
Accounts payable and accrued liabilities	(647,166)
Intangible asset - customer list	2,380,000
Goodwill	1,823,713

Total purchase price	$ 13,648,710

Schedule of Pro Forma Information

	2014	2013
Revenues	$ 44,120,806	$ 26,587,954
Cost of revenues	30,670,316	18,557,835

Gross Profit	13,450,490	8,030,119

Operating expenses:
Selling, general and administrative	13,735,852	5,357,769
Total operating expenses	13,735,852	5,357,769

Income (loss) from operations	(285,362)	2,672,350

Other income (expense)
Loss on debt conversion	(11,063)	-
Loss on extinguishment of liability	-	(96,297)
Interest expense, net	(5,021,035)	(2,628,351)

Loss before income taxes	(5,317,460)	(52,298)

Benefit for deferred income taxes	5,639,233	5,490,251

Net income	$ 321,773	$ 5,437,953
Deemed dividend	(720,424)	-
Cumulative dividend	(205,078)	-

Net income attributable to common shareholders	$ (603,729)	$ 5,437,953